Premises and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Premises and equipment, net
Premises and equipment, net, are summarized as follows:

	December 31,
	2017	2016
Land	$6,693,927	$6,693,927
Buildings and Improvements	23,720,473	20,299,729
Furniture and Equipment	12,042,530	11,620,148
Construction in Progress	187,956	1,702,791
Total Premises and Equipment	42,644,886	40,316,595
Less: Accumulated Depreciation	(19,847,042)	(19,118,911)
Total Premises and Equipment, Net	$22,797,844	$21,197,684

Future minimum payments under non-cancelable operating leases
The Bank has entered into non-cancelable operating leases related to buildings and land.  At December 31, 2017, future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more are as follows (by fiscal year):

2018	$421,394
2019	423,599
2020	424,968
2021	426,359
2022	438,754
Thereafter	1,154,665
Total Future Minimum Payments	$3,289,739